Financial Risk Management Objective and Policies (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risk Management Objective and Policies [Abstract]
Schedule of other variable held constant on the consolidated statement of comprehensive income
	Increase/decrease in USD rate to the Egyptian Pound	Effect on loss before tax USD

2021	+/- 5%	30,985

2020	+/- 5%	61,688

Increase/decrease	Effect on in USD rate to the Lebanese Pound	loss before tax USD

2021	+/- 5%	915

2020	+/- 5%	25,794

Schedule of maturities of the group’s undiscounted financial liabilities based on contractual payment dates
	On	Less than	3 months	1 to 5
	demand	3 months	to 1 year	years	Total
	USD	USD	USD	USD	USD

December 31, 2021
Bank overdrafts	17,432	-	-	-	17,432
Lease liability	-	-	140,416	143,927	284,343
Trade and other payables	-	6,075,269	9,759,085	-	15,834,354

Total	17,432	6,075,269	9,899,501	143,927	16,136,129

December 31, 2020
Bank overdrafts	6,459	-	-	-	6,459
Lease liability	-	-	79,214	240,199	318,413
Trade and other payables	-	5,374,423	8,598,994	-	13,973,417

Total	6,459	5,374,423	8,678,208	240,199	14,299,289